DEBT AND CREDIT FACILITIES 8 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Industrial Development Bonds [Line Items]
Payments To Acquire Industrial Development Bonds	$ 53	$ 84	$ 42	$ 75
Industrial Development Bonds, Interest Rate, Stated Percentage	4.50%
Redemption of industrial development bonds		180
Maximum Long-term Debt Available, Industrial Development Bonds	$ 265
Shares Held In Employee Stock Ownership Plan, Released	153,625	350,815	363,733